Note 30 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 366,433	$ 201,775	$ 49,304
Purchases of goods and services, related party transactions	758,443	350,951	122,489
Amounts receivable (payable), related party transactions	(8,006)	52,801
Finance lease liabilities from non-consolidated parties	(1,650)	(1,936)
Finance lease liabilities from other related parties	(483)	(624)
Financial debt related parties	(2,133)	(2,560)
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	100,019	71,879	20,183
Sales of services to related parties	5,407	4,161	5,829
Purchases of goods to related parties	656,877	294,929	84,485
Purchases of services to related parties	13,759	9,763	6,979
Receivables from non-consolidated parties	69,135	66,896
Payables to non-consolidated parties	(142,228)	(45,092)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	151,884	76,467	18,243
Sales of services to related parties	109,123	49,268	5,049
Purchases of goods to related parties	51,040	32,453	12,892
Purchases of services to related parties	36,767	13,806	$ 18,133
Receivables from non-consolidated parties	78,370	33,122
Payables to non-consolidated parties	$ (13,283)	$ (2,125)